Financial risk sensitivity analysis - Interest rate sensitivity (Details) - Interest rate risk - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	1.00%
Reasonably possible increase in market risk variable, impact on profit or loss	R 1,803	R 1,811
Reasonably possible decrease in market risk variable, impact on profit or loss	R (1,803)	R (1,811)
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	0.10%